Retained Earnings	12 Months Ended
Dec. 31, 2023
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Retained Earnings
27.	Retained Earnings

(1)	Retained earnings as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Appropriated:
Legal reserve	~~W~~	22,320	22,320
Reserve for business expansion		9,831,138	9,631,138
Reserve for technology development		4,565,300	4,365,300

		14,396,438	13,996,438
Unappropriated		8,381,223	8,444,953

	~~W~~	22,799,981	22,463,711

(2)	Legal reserve
The Korean Commercial Act requires the Parent Company to appropriate as a legal reserve at least 10% of cash dividends paid for each accounting period until the reserve equals 50% of outstanding share capital. The legal reserve may not be
utilized for cash dividends, but may only be used to offset a future deficit, if any, or may be transferred to share capital.